Commitments and contingencies - Commitments - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2020	Jul. 01, 2019	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure
Reserve of potential losses associated with unfunded loan commitments			$ 22,000		$ 35,000
Exposure Municipal Loans And Securities			74.00%
Loans held-in-portfolio			$ 29,588,430		27,587,856
BVI
Commitments and Contingencies Disclosure
Loans held-in-portfolio			251,000
Commitments To Extend Credit
Commitments and Contingencies Disclosure
Reserve of potential losses associated with unfunded loan commitments			16,000		9,000
Noncredit commitment
Commitments and Contingencies Disclosure
Investments			1,400		2,500
Residential mortgage loans
Commitments and Contingencies Disclosure
Loans held-in-portfolio			1,800,000		1,100,000
SBA loans under PPP program
Commitments and Contingencies Disclosure
Loans held-in-portfolio			1,300,000		0
Insured or guaranteed by the U.S. Government or its agencies | Commercial Loans
Commitments and Contingencies Disclosure
Loans held-in-portfolio			60,000		66,000
PR Government direct exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk			377,380
Total concentration of risk			377,380
Principal payments received	$ 58,000	$ 22,000
PR Government direct exposure | Loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk			342,005		391,000
PR Government direct exposure | Securities Investment
Commitments and Contingencies Disclosure
Outstanding concentration of risk			35,375		41,000
PR Government direct exposure | PR government and its instrumentalities and municipalities
Commitments and Contingencies Disclosure
Outstanding concentration of risk			377,000		432,000
PR Government Indirect Exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk			317,000		350,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA			260,000		276,000
PR Government Indirect Exposure | PR Housing Bonds backed by second mortgage loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk			46,000		46,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure
Outstanding concentration of risk			11,000		21,000
PR Government Indirect Exposure | Pass Through securities that have been economically defeased and refunded
Commitments and Contingencies Disclosure
Outstanding concentration of risk				$ 7,000	$ 7,000
USVI Government Direct Exposure | From USVI Government And Public Corporations
Commitments and Contingencies Disclosure
Total concentration of risk			105,000
With BVI government | BVI
Commitments and Contingencies Disclosure
Loans held-in-portfolio			$ 19,000